The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement Dated December 29, 2023 to the Fund’s

Prospectus and Summary Prospectus,

each dated March 1, 2023

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

Acadian Asset Management LLC (“Acadian”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, have entered into an expense limitation agreement (the “Acadian ELA”) pursuant to which Acadian has agreed to limit the Fund’s total annual operating expenses to 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. The Acadian ELA is effective as of January 1, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Y Class Shares	I Class Shares
Management Fees	0.90%	0.90%	0.90%
Other Expenses	0.59%	0.42%	0.37%
Shareholder Servicing Fees	0.22%	0.05%	None
Other Operating Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.49%	1.32%	1.27%
Less Fee Waivers and/or Expense Reimbursements[1]	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.32%	1.15%	1.10%

[1]	Acadian Asset Management LLC (“Acadian” or the “Adviser”) has contractually agreed to waive or reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (but excluding any class-specific expenses (including distribution and service (12b-1) Fees and Shareholder Servicing Fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses) (collectively, “excluded expenses”)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the Adviser’s investment advisory agreement with the Trust, on behalf of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$137	$457	$800	$1,768
Y Class Shares	$122	$406	$712	$1,580
I Class Shares	$112	$386	$681	$1,519

2. In the “Investment Management – Investment Adviser” section of the Prospectus, the third paragraph is deleted and replaced with the following:

The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the Adviser’s investment advisory agreement with the Trust, on behalf of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ACA-SK-008-0100

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement Dated December 29, 2023 to the Fund’s

Statement of Additional Information (“SAI”)

Dated March 1, 2023

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Acadian Asset Management LLC (“Acadian”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, have entered into an expense limitation agreement (the “Acadian ELA”) pursuant to which Acadian has agreed to limit the Fund’s total annual operating expenses to 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. The Acadian ELA is effective as of January 1, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1. In the “Investment Advisory and Other Services - Advisory Fees Paid to the Adviser” section, the third paragraph is deleted and replaced with the following:

The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the Advisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ACA-SK-009-0100